Investment securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of available-for-sale securities

Investments held by Launch Equity are described in Note 9, “Variable and Voting Interest Entities”.

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
At September 30, 2013
Equity mutual funds	$18,335	$5,314	$—	$23,649
At December 31, 2012
Equity mutual funds	$13,335	$1,906	$—	$15,241

The disclosures below include details of Artisan’s investments. Investments held by Launch Equity are detailed in Note 7, “Consolidated Investment Products.”

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
At December 31, 2012:
Equity mutual funds	$13,335	$1,906	$—	$15,241

At December 31, 2011:
Equity mutual funds	$17,194	$68	$—	$17,262